LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES

NOTE 13—LEASES

The Company leases land, office space, data center facilities and equipment used in connection with its operations under various operating leases, the majority of which contain escalation clauses.

ROU assets represent the Company’s right to use the underlying assets for the lease term and lease liabilities represent the present value of the Company’s obligation to make payments arising from these leases. ROU assets and related lease liabilities are based on the present value of fixed lease payments over the lease term using the Company’s and its publicly-traded subsidiary’s respective incremental borrowing rates on the lease commencement date or January 1, 2019 for leases that commenced prior to that date. The Company combines the lease and non-lease components of lease payments in determining ROU assets and related lease liabilities. If the lease includes one or more options to extend the term of the lease, the renewal option is considered in the lease term if it is reasonably certain the Company will exercise the option(s). Lease expense is recognized on a straight-line basis over the term of the lease. As permitted by ASC 842, leases with an initial term of twelve months or less (“short-term leases”) are not recorded on the accompanying balance sheet.

Variable lease payments consist primarily of common area maintenance, utilities and taxes, which are not included in the recognition of ROU assets and related lease liabilities. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

		December 31,
Leases	Balance Sheet Classification	2020	2019

		(In thousands)
Assets:
Right-of-use assets	Other non-current assets	$171,741	$138,608

Liabilities:
Current lease liabilities	Accrued expenses and other current liabilities	$27,785	$23,188
Long-term lease liabilities	Other long-term liabilities	206,389	168,321
Total lease liabilities		$234,174	$191,509

		December 31,
Lease Expense	Income Statement Classification	2020	2019

		(In thousands)
Fixed lease expense	Cost of revenue	$2,214	$547
Fixed lease expense	Selling and marketing expense	12,779	10,613
Fixed lease expense	General and administrative expense	21,433	17,751
Fixed lease expense	Product development expense	3,456	1,502
Total fixed lease expense(a)		39,882	30,413
Variable lease expense	Cost of revenue	—	83
Variable lease expense	Selling and marketing expense	2,314	1,573
Variable lease expense	General and administrative expense	7,452	5,729
Variable lease expense	Product development expense	939	391
Total variable lease expense		10,705	7,776
Net lease expense		$50,587	$38,189
(a)	Includes approximately $5.8 million and $4.9 million of lease impairment charges, $2.8 million and $2.2 million of short-term lease expense, and $5.3 million and $7.6 million of sublease income, for the years ended December 31, 2020 and 2019, respectively.

Maturities of lease liabilities as of December 31, 2020(b):

Years Ended December 31,	In thousands
2021	$38,664
2022	38,473
2023	36,648
2024	35,106
2025	26,841
Thereafter	227,409
Total	403,141
Less: Interest	168,967
Present value of lease liabilities	$234,174
(b)	Lease payments exclude $0.1 million of legally binding minimum lease payments for leases signed but not yet commenced.

The following are the weighted average assumptions used for lease term and discount rate as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Remaining lease term	15.4 years	17.4 years
Discount rate	5.66%	6.12%

	December 31,
	2020	2019

	(In thousands)
Other Information:
Right-of-use assets obtained in exchange for lease liabilities	$81,636	$61,657
Cash paid for amounts included in the measurement of lease liabilities	$44,978	$35,321